LEASES AND LEASED PREMISES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Rent expenses	$ 226,660	$ 0	$ 502,421	$ 179,589
Operating lease right of use asset	1,733,829		1,977,329
Operating lease liabilities	1,677,038		1,920,539
Rent expense for operating leases	226,660	0
Rental equipment expense for finance leases	0	$ 0
Accounting Standards Update 2016-02 [Member]
Operating lease right of use asset	0		0
Operating lease liabilities	$ 0		$ 0